NOTE 10 - Loans: Schedule of Unconverted portion of Convertible loan (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Interest Rate Unconverted Principal Loan Amount and interest
Unconverted Loan	$ 0
Unconverted Loan, Reclassification of unconverted portion of Principal Loan Amount and interest	521
Unconverted Loan, Accrued interest recognized in Profit or loss	0
Unconverted Loan	521
Interest Rate Interest up to fully repay
Unconverted Loan	0
Unconverted Loan, Reclassification of unconverted portion of Principal Loan Amount and interest	0
Unconverted Loan, Accrued interest recognized in Profit or loss	10
Unconverted Loan	10
Interest Rate Total
Unconverted Loan	0
Unconverted Loan, Reclassification of unconverted portion of Principal Loan Amount and interest	521
Unconverted Loan, Accrued interest recognized in Profit or loss	10
Unconverted Loan	$ 531